DESCRIPTION OF THE BUSINESS (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
Summary of reconciles the elements of the business combination to the condensed consolidated statement
The following table reconciles the elements of the Business Combination to the Condensed Consolidated Statement of Cash Flows and the Condensed Consolidated Statement of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) for the year ended December 31, 2021:

Cash - Vector Trust and cash, net of redemptions	$310,330
Cash - PIPE Investment	467,000
Less: transaction costs and advisory fees paid	(49,075)

Net proceeds from Rocket Lab Business Combination	728,255
Less: Accrued transaction costs	(27)
Plus: Prepaid expenses assumed as part of Business Combination	219
Less: Warrants assumed as part of Business Combination	(48,149)
Less: Repurchase of Management Shares	(30,358)

Reverse recapitalization, net of transaction costs	$649,940